INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Sales And Purchases From Other Unconsolidated Affiliates (Details) - Other Unconsolidated Affiliates - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Equity Method Investments [Line Items]
Sales	$ 30,590	$ 32,284
Purchases	$ 34,138	$ 35,764